Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 10,463	$ 5,312	$ 4,086
2018 Equity Incentive Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	8,893	4,515	3,473
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,570	797	613
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10	301
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	62,090	18,431	10,068
2018 Phantom Bonus Retention Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	34,778	10,522	6,096
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	15,537	4,584	2,165
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 11,775	$ 3,325	$ 1,807